Decision of the IFRS IC concerning IAS 19 "Employee Benefits" on the calculation of obligations relating to certain defined benefit pension plans (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Deferred tax asset	€ 421	€ 692	€ 674	€ 940	€ 2,853
Total non-current assets	82,847	82,236	82,582	81,701	82,406
Total assets	109,650	108,071	107,676	106,689	104,262
Liabilities
Equity attributable to owners of the parent company	31,784	32,341	34,557	31,875	30,785
Equity attributable to non-controlling interests	3,172	3,020	2,643	2,687	2,580
Total equity	34,956	35,361	37,200	34,561	33,364
Non-current employee benefits	2,567	2,798	1,984	2,353	2,670
Total non-current liabilities	45,471	45,434	42,182	44,360	39,491
Total equity and liabilities	109,650	108,071	107,676	106,689	104,262
o/w reserves
Liabilities
Equity attributable to owners of the parent company			1,966	(961)	(1,946)
o/w other comprehensive income
Liabilities
Equity attributable to owners of the parent company			(711)	(467)	(571)
Total equity	(142)	(62)	(552)	(233)
o/w deferred tax
Liabilities
Equity attributable to owners of the parent company			195	203	232
o/w actuarial gains and losses
Liabilities
Equity attributable to owners of the parent company			(579)	(563)	(504)
Total equity	€ (337)	€ (516)	(579)	(563)
Previously stated
Assets
Deferred tax asset					2,893
Total non-current assets					82,446
Total assets					104,302
Liabilities
Equity attributable to owners of the parent company					30,671
Equity attributable to non-controlling interests					2,580
Total equity				34,561	33,251
Non-current employee benefits					2,823
Total non-current liabilities					39,644
Total equity and liabilities					104,302
Previously stated | o/w reserves
Liabilities
Equity attributable to owners of the parent company					(2,060)
Previously stated | o/w other comprehensive income
Liabilities
Equity attributable to owners of the parent company					(571)
Previously stated | o/w deferred tax
Liabilities
Equity attributable to owners of the parent company					232
Previously stated | o/w actuarial gains and losses
Liabilities
Equity attributable to owners of the parent company					(504)
Variation
Assets
Deferred tax asset			(261)	(1,901)
Total non-current assets			886	(693)
Total assets			992	2,439
Liabilities
Equity attributable to owners of the parent company			2,670	1,054
Equity attributable to non-controlling interests			(44)	107
Total equity			2,626	1,161
Non-current employee benefits			(351)	(269)
Total non-current liabilities			(2,160)	4,917
Total equity and liabilities			992	2,439
Variation | o/w reserves
Liabilities
Equity attributable to owners of the parent company			2,927	985
Variation | o/w other comprehensive income
Liabilities
Equity attributable to owners of the parent company			(257)	69
Variation | o/w deferred tax
Liabilities
Equity attributable to owners of the parent company			(4)	(16)
Variation | o/w actuarial gains and losses
Liabilities
Equity attributable to owners of the parent company			(33)	(107)
Effects of IFRS IC decision
Assets
Deferred tax asset			(5)	(12)	(40)
Total non-current assets			(5)	(12)	(40)
Total assets			(5)	(12)	(40)
Liabilities
Equity attributable to owners of the parent company			13	35	114
Total equity			13	35	114
Non-current employee benefits			(18)	(48)	(153)
Total non-current liabilities			(18)	(48)	(153)
Total equity and liabilities			(5)	(12)	(40)
Effects of IFRS IC decision | o/w reserves
Liabilities
Equity attributable to owners of the parent company					€ 114
Effects of IFRS IC decision | o/w other comprehensive income
Liabilities
Equity attributable to owners of the parent company			13	35
Effects of IFRS IC decision | o/w deferred tax
Liabilities
Equity attributable to owners of the parent company			(5)	(12)
Effects of IFRS IC decision | o/w actuarial gains and losses
Liabilities
Equity attributable to owners of the parent company			€ 18	€ 48